Trade and Other Receivables	12 Months Ended
Mar. 31, 2026
Disclosure Of Trade And Other Receivables [Abstract]
Trade and Other Receivables
21)
TRADE AND OTHER RECEIVABLES

	As at March 31
Particulars	2025	2026
Trade and other receivables, net of provision	129,201	148,193
Security deposits, net of provision	12,148	12,323
Interest accrued	8,458	11,285
Due from employees	215	392
Total	150,022	172,193

Non-current	8,879	9,182
Current	141,143	163,011
Total	150,022	172,193

The trade receivables primarily consists of dues from airline, corporate and retail customers.

Security deposits include amounts paid in advance to suppliers of hotel and other services in order to guarantee the provision of those services.

The Group’s exposure to credit and currency risk is disclosed in note 5 and 34.

The information related to impairment losses related to trade and other receivables is disclosed in note 16 and 34.

Trade and other receivables from related parties are disclosed in note 37.